Additional Financial Statement Information	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Statement Information	Additional Financial Statement Information
Prepaid Expenses and Other Current Assets

	December 31,
	2022	2021
Prepaid expenses and other current assets
Prepaid expenses	$1,767	$1,153
Advances to suppliers	588	829
Other current assets	843	713
Total	$3,198	$2,695
Accrued Expenses and Other Liabilities

	December 31,
	2022	2021
Accrued expenses and other liabilities
Accrued professional fees related to Merger(1)	$—	$16,263
Provisions	71	2,934
Payroll and benefits payable	3,289	2,545
Other taxes payable	3,128	2,045
Other	451	2,200
Total	$6,939	$25,987

Total current	$6,417	$23,435
Total non-current	$522	$2,552
(1)Refer to Note 4 (Reverse Recapitalization) for further details on the Merger.
Finance Costs, Net

	Year Ended December 31,
	2022	2021	2020
Finance costs, net
Interest expense	$(1,596)	$(8,729)	$(43)
Redeemable Series X preferred stock dividends	(97)	(974)	—
Other finance costs	(123)	(71)	—
Interest income	1,164	36	78
Total	$(652)	$(9,738)	$35